FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Schedule of financial assets investments

As of December 31, 2019

	Measurement methodology
Financial assets investments	Fair value through	Fair value through other		Total carrying
	profit or loss	comprehensive income	Amortized cost	value
In millions of COP
Securities issued by the Colombian Government	5,688,942	-	91,230	5,780,172
Securities issued by foreign governments	1,076,231	3,595,773	309,603	4,981,607
Securities issued by government entities	71,792	-	1,827,127	1,898,919
Securities issued by other financial institutions(1)	724,880	254,025	205,203	1,184,108
Corporate bonds	108,904	55,059	1,585,561	1,749,524
Total debt instruments	7,670,749	3,904,857	4,018,724	15,594,330
Total equity securities	718,270	510,154		1,228,424
Total financial assets investments				16,822,754
(1)

Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 198,115. For further information on TIPS’ fair value measurement see Note 30 fair value of assets and liabilities.

As of December 31, 2018

	Measurement methodology
Financial assets investments	Fair value through	Fair value through other		Total carrying
	profit or loss	comprehensive income	Amortized cost	value
In millions of COP
Securities issued by the Colombian Government	7,242,168	-	50,243	7,292,411
Securities issued by foreign governments	817,639	3,143,488	272,073	4,233,200
Securities issued by government entities	43,846	-	1,875,260	1,919,106
Securities issued by other financial institutions(1)	661,176	186,250	143,750	991,176
Corporate bonds	145,032	-	1,140,602	1,285,634
Total debt instruments	8,909,861	3,329,738	3,481,928	15,721,527
Total equity securities	1,101,461	538,487	-	1,639,948
Total financial assets investments				17,361,475
(1)

Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 196,920 and amortized cost amounting to COP 7. For further information on TIPS' fair value measurement see Note 30 fair value of assets and liabilities.

Schedule of debt instruments portfolio by maturity

As of December 31, 2019

	Less than 1	Between 1 and 3	Between 3 and 5	Greater than 5
	year	years	years	years	Total
In millions of COP
Securities at fair value through profit or loss
Securities issued by the Colombian Government	1,527,763	3,379,950	125,094	656,135	5,688,942
Securities issued by foreign governments	827,285	17,009	13,600	218,337	1,076,231
Securities issued by government entities	1,533	61,776	368	8,115	71,792
Securities issued by other financial institutions	157,976	281,681	60,699	224,524	724,880
Corporate bonds	10,003	34,468	24,998	39,435	108,904
Subtotal	2,524,560	3,774,884	224,759	1,146,546	7,670,749
Fair value through other comprehensive income
Securities issued by foreign governments	1,664,182	1,119,316	414,961	397,314	3,595,773
Securities issued by other financial institutions	105,894	-	-	148,131	254,025
Corporate bond	9,453	-	-	45,606	55,059
Subtotal	1,779,529	1,119,316	414,961	591,051	3,904,857
Securities at amortized cost
Securities issued by the Colombian Government	-	13,635	77,595	-	91,230
Securities issued by foreign governments	6,304	19,963	1,285	282,051	309,603
Securities issued by government entities	1,827,127	-	-	-	1,827,127
Securities issued by other financial institutions	77,264	127,939	-	-	205,203
Corporate bonds	-	244,498	361,111	979,952	1,585,561
Subtotal	1,910,695	406,035	439,991	1,262,003	4,018,724
Total debt instruments	6,214,784	5,300,235	1,079,711	2,999,600	15,594,330

For further information related to disclosures of the fair value of securities, please see Note 30 Fair value of assets and liabilities.

As of December 31, 2018

	Less than 1	Between 1 and 3	Between 3 and 5	Greater than 5
	year	years	years	years	Total
In millions of COP
Securities at fair value through profit or loss
Securities issued by the Colombian Government	2,376,212	2,142,086	884,248	1,839,622	7,242,168
Securities issued by foreign governments	511,149	25,165	55,041	226,284	817,639
Securities issued by government entities	27,905	10,488	109	5,344	43,846
Securities issued by other financial institutions	169,615	164,208	105,231	222,122	661,176
Corporate bonds	28,539	20,739	47,415	48,339	145,032
Subtotal	3,113,420	2,362,686	1,092,044	2,341,711	8,909,861
Fair value through other comprehensive income
Securities issued by foreign governments	1,334,351	1,018,119	593,346	197,672	3,143,488
Securities issued by other financial institutions	5,807	-	-	180,443	186,250
Subtotal	1,340,158	1,018,119	593,346	378,115	3,329,738
Securities at amortized cost
Securities issued by the Colombian Government	50,243	-	-	-	50,243
Securities issued by foreign governments	12,534	9,897	2,661	246,981	272,073
Securities issued by government entities	1,875,260	-	-	-	1,875,260
Securities issued by other financial institutions	85,366	23,650	34,734	-	143,750
Corporate bonds	-	56,546	265,853	818,203	1,140,602
Subtotal	2,023,403	90,093	303,248	1,065,184	3,481,928
Total debt instruments	6,476,981	3,470,898	1,988,638	3,785,010	15,721,527

Schedule of the fair value of equity securities

The following table shows the fair value of equity securities:

	Carrying amount
Equity securities	December 31, 2019	December 31, 2018
In millions of COP
Total of securities at fair value through profit or loss(1)	718,270	1,101,461
Total of securities at fair value through OCI	510,154	538,487
Total equity securities	1,228,424	1,639,948
(1)	Most of the decrease is due to the sale of Sura Asset Management by (USD 135,173) COP 423,996 in April 15, 2019 to Caisse de Dépôt et Placement du Québec (CDPQ).

Schedule of the equity instruments designated at fair value through other comprehensive income analyzed by listing status

The following table details the equity instruments designated at fair value through other comprehensive income analyzed by listing status:

	Carrying amount
Equity securities	December 31, 2019	December 31, 2018
In millions of COP
Securities at fair value through OCI:
Equity securities listed in Colombia	69,279	71,626
Equity securities listed in foreign countries	6,352	5,319
Equity securities unlisted:
TELERED	114,906	100,126
Asociación Gremial de Instituciones Financieras Credibanco S.A.	96,539	84,807
CIFI	-	23,663
Compañía De Procesamiento de Medios de Pago Guatemala (Bahamas), S. A.	19,012	17,408
Transacciones y Transferencias, S. A.	4,557	6,424
CADENALCO	3,163	2,964
Others	196,346	226,150
Total equity securities at fair value through OCI	510,154	538,487
(1)	During 2019 CIFI was totally sold for USD 6,122. This transaction transferred from OCI to retained earnings the amount of COP 3,685.

Schedule of The detail of the securities pledged as collateral

The detail of the securities pledged as collateral as of December 31, 2019 and 2018 is as follows:

As of December 31, 2019

Pledged financial assets	Term	Security pledged	Carrying amount
In millions of COP
Investments pledged as collateral in money market
Securities issued by the Colombian Government	Less than 3 months	TES-Treasury instruments	49,591
Securities issued by the Colombian Government	Greater than 12 months	TES-Treasury instruments	709,439
Securities issued by foreign governments	Greater than 12 months	Bonds	131,086
Subtotal investments pledged as collateral in money market			890,116
Investments pledged as collateral in derivative operations
Securities issued by the Colombian Government	Less than 3 months	TES - Treasury instruments	114,060
Securities issued by the Colombian Government	Between 6 and 12 months	TES - Treasury instruments	8,150
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	101,229
Equity securities listed in stock market	Permanent	Stocks	7,664
Subtotal investments pledged as collateral in derivative operations			231,103
Total securities pledged as collateral			1,121,219

As of December 31, 2018

Pledged financial assets	Term	Security pledged	Carrying amount
In millions of COP
Investments pledged as collateral in money market
Equity securities listed in stock market	Less than 3 months	Stocks	2,855
Securities issued by the Colombian Government	Less than 3 months	TES-Treasury instruments	264,292
Securities issued by the Colombian Government	Between 3 and 6 months	TES-Treasury instruments	67,658
Securities issued by the Colombian Government	Between 6 and 12 months	TES-Treasury instruments	713,974
Securities issued by the Colombian Government	Greater than 12 months	TES-Treasury instruments	1,131,623
Securities issued by foreign governments	Greater than 12 months	Bonds	285,463
Securities issued by other financial institutions	Greater than 12 months	CDT	181,951
Subtotal investments pledged as collateral in money market			2,647,816
Investments pledged as collateral in derivative operations
Equity securities listed in stock market	Less than 3 months	Stocks	91
Securities issued by the Colombian Government	Between 3 and 6 months	TES - Treasury instruments	1,353
Securities issued by the Colombian Government	Between 6 and 12 months	TES - Treasury instruments	168,375
Securities issued by the Colombian Government	Greater than 12 months	TES - Treasury instruments	10,182
Subtotal investments pledged as collateral in derivative operations			180,001
Total securities pledged as collateral			2,827,817

Schedule of significance to the changes in the loss allowance for the same portfolio

The following table shows the breakdown of the changes in the gross carrying amount of the debt securities at Fair value through other comprehensive income and Amortized cost, in order to explain their significance to the changes in the loss allowance for the same portfolio as discussed above:

As of December 31, 2019

Debt instruments portfolio	Stage 1	Stage 2	Total
In millions of COP
Gross carrying amount as at 1 January 2019	6,785,507	26,159	6,811,666
Change in measurement(1)	12,645	-	12,645
Financial assets derecognized during the period other than write-offs	(3,596,773)	(393)	(3,597,166)
New financial assets purchased	4,670,615	69,592	4,740,207
Valuation on investments and Write-offs	(71,124)	260	(70,864)
Foreign exchange	26,876	217	27,093
Gross carrying amount as at 31 December 2019	7,827,746	95,835	7,923,581
(1)	Change in measurement took place on a corporate bond of Banco Agrícola S.A. debt instruments portfolio from fair value through profit or loss to amortized cost.

As of December 31, 2018

Debt instruments portfolio measure at fair value through OCI and amortized cost	Stage 1	Stage 2	Total
In millions of COP
Gross carrying amount as at 1 January 2018	5,673,059	440,273	6,113,332
Transfers:
Transfer from Stage 2 to Stage 1	153,447	(153,447)	-
Change in measurement(1)	130,671	-	130,671
Financial assets derecognized during the period other than write-offs	(3,124,605)	(279,488)	(3,404,093)
New financial assets purchased	3,859,206	393	3,859,599
Valuation on investments and Write-offs	(133,232)	4,109	(129,123)
Foreign exchange	226,961	14,319	241,280
Gross carrying amount as at 31 December 2018	6,785,507	26,159	6,811,666
(1)	Changes in measurement correspond to transfer a certain debt instruments of Grupo Agromercantil Holding from fair value through profit or loss to amortized cost.

Schedule of provisions detail using the expected credit losses model

As of December 31, 2019

Concept	Stage 1	Stage 2	Total
In millions of COP
Securities at amortized cost	3,922,889	95,835	4,018,724
Carrying amount	3,933,039	97,423	4,030,462
Loss allowance	(10,150)	(1,588)	(11,738)
Securities at fair value through other comprehensive income	3,904,857	-	3,904,857
Carrying amount	3,907,720	-	3,907,720
Loss allowance	(2,863)	-	(2,863)

As of December 31, 2018

Concept	Stage 1	Stage 2	Total
In millions of COP
Securities at amortized cost	3,456,164	25,764	3,481,928
Carrying amount	3,467,285	26,373	3,493,658
Loss allowance	(11,121)	(609)	(11,730)
Securities at fair value through other comprehensive income	3,329,345	393	3,329,738
Carrying amount	3,332,398	393	3,332,791
Loss allowance	(3,053)	-	(3,053)

Schedule of the changes in the allowance for debt instruments measured at amortized cost and fair value through other comprehensive income

The following table sets forth the changes in the allowance for debt instruments measured at amortized cost and fair value through other comprehensive income:

As of December 31, 2019

Concept	Stage 1	Stage 2	Total
In millions of COP
Balance of January 1, 2019	14,174	609	14,783
Net effect of loss allowance changes	(38)	-	(38)
New debt instruments purchased	5,512	975	6,487
Debt instruments that have been derecognized	(6,704)	-	(6,704)
Translation adjustment	69	4	73
Balance of December 31, 2019	13,013	1,588	14,601

The increase in stage 2 is due to purchases of Securities issued by the Guatemalan government.

As of December 31, 2018

Concept	Stage 1	Stage 2	Total
In millions of COP
Balance of January 1, 2018	8,932	6,797	15,729
Net effect in loss allowance changes	4,730	(1,956)	2,774
Transfer to stage 1	488	(488)	-
New debt instruments purchased	6,693	-	6,693
Debt instruments that have been derecognized	(6,673)	(3,750)	(10,423)
Translation adjustment	4	6	10
Balance of December 31, 2018	14,174	609	14,783

The decrease in stage 2 is due to changes in debt instruments to stage 1 due to improvements in portfolio’s credit risk and a better performance of the Salvadorian economy due to an increase of the received remittances.

Schedule of the carrying values of bank's derivatives by type of risk

The following table sets forth the carrying values of the Bank’s derivatives by type of risk as of December 31, 2019 and 2018:

Derivatives	December 31, 2019	December 31, 2018
In millions of COP
Forwards
Assets
Foreign exchange contracts	715,365	294,345
Equity contracts	2,143	981
Subtotal assets	717,508	295,326
Liabilities
Foreign exchange contracts	(768,015)	(299,015)
Equity contracts	(4,346)	(7,585)
Subtotal liabilities	(772,361)	(306,600)
Total forwards	(54,853)	(11,274)
Swaps
Assets
Foreign exchange contracts	757,296	1,199,236
Interest rate contracts	372,553	252,928
Subtotal assets	1,129,849	1,452,164
Liabilities
Foreign exchange contracts	(652,610)	(700,903)
Interest rate contracts	(377,341)	(257,978)
Subtotal liabilities	(1,029,951)	(958,881)
Total swaps	99,898	493,283
Options
Assets
Foreign exchange contracts	55,598	96,218
Subtotal assets	55,598	96,218
Liabilities
Foreign exchange contracts	(58,500)	(29,589)
Subtotal liabilities	(58,500)	(29,589)
Total options	(2,902)	66,629
Derivative assets	1,902,955	1,843,708
Derivative liabilities	(1,860,812)	(1,295,070)

Schedule of the notional amounts of the derivatives contracts

The table below present the notional amounts of the derivatives contracts as of December 31, 2019 and 2018:

Derivatives	December 31, 2019	December 31, 2018
In millions of COP
Forwards
Assets
Foreign exchange contracts	14,682,330	10,968,445
Equity contracts	790,715	495,124
Subtotal assets	15,473,045	11,463,569
Liabilities
Foreign exchange contracts	(16,753,243)	(11,482,549)
Equity contracts	(1,781,398)	(2,278,708)
Subtotal liabilities	(18,534,641)	(13,761,257)
Total forwards	(3,061,596)	(2,297,688)
Swaps
Assets
Foreign exchange contracts	8,974,412	10,504,017
Interest rate contracts	27,128,780	21,281,866
Subtotal assets	36,103,192	31,785,883
Liabilities
Foreign exchange contracts	(8,322,241)	(4,962,024)
Interest rate contracts	(17,995,622)	(16,997,169)
Subtotal liabilities	(26,317,863)	(21,959,193)
Total swaps	9,785,329	9,826,690
Options
Assets
Foreign exchange contracts	2,445,445	1,797,496
Subtotal assets	2,445,445	1,797,496
Liabilities
Foreign exchange contracts	(2,412,778)	(1,638,795)
Subtotal liabilities	(2,412,778)	(1,638,795)
Total options	32,667	158,701
Futures
Assets
Foreign exchange contracts	5,826,363	1,426,478
Equity contracts	4	54,002
Subtotal assets	5,826,367	1,480,480
Liabilities
Foreign exchange contracts	(492)	(1,434,115)
Equity contracts	(4)	(3,000)
Subtotal liabilities	(496)	(1,437,115)
Total futures	5,825,871	43,365
Derivative assets	59,848,049	46,527,428
Derivative liabilities	(47,265,778)	(38,796,360)

Schedule of the remaining contractual life of the derivatives portfolio

As of December 31, 2019

	Forwards	Swaps	Options	Total
In millions of COP
Assets	717,508	1,129,849	55,598	1,902,955
Less than 1 year	712,990	281,412	51,475	1,045,877
Between 1 and 3 years	4,518	364,797	4,123	373,438
Greater than 3 years	-	483,640	-	483,640
Liabilities	(772,361)	(1,029,951)	(58,500)	(1,860,812)
Less than 1 year	(757,560)	(259,645)	(51,686)	(1,068,891)
Between 1 and 3 years	(14,801)	(311,324)	(6,814)	(332,939)
Greater than 3 years	-	(458,982)	-	(458,982)
Total	(54,853)	99,898	(2,902)	42,143

As of December 31, 2018

	Forwards	Swaps	Options	Total
In millions of COP
Assets	295,326	1,452,164	96,218	1,843,708
Less than 1 year	277,578	645,735	69,292	992,605
Between 1 and 3 years	17,741	345,321	26,926	389,988
Greater than 3 years	7	461,108	-	461,115
Liabilities	(306,600)	(958,881)	(29,589)	(1,295,070)
Less than 1 year	(292,585)	(270,900)	(17,305)	(580,790)
Between 1 and 3 years	(14,015)	(262,848)	(12,284)	(289,147)
Greater than 3 years	-	(425,133)	-	(425,133)
Total	(11,274)	493,283	66,629	548,638

Schedule of collateral for derivatives

The table below presents the cash collateral amounts posted under derivatives contracts as of December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
In millions of COP
Collateral paid	291,150	213,677
Collateral received	(324,768)	(471,340)

Schedule of the hedged expresures covered by the Group's hedging strategies

The following table contains details of the hedged expresures covered by the Group’s hedging strategies:

December 31, 2019
In millions of COP
	Carrying amount of hedged	Accumulated amount of fair value
	item	adjustments on the hedged item	Balance sheet line item
	Assets	Liabilities
Fair value hedges
Interest rate
- Fixed rate	287,670	(4,955)	Financial assets investments

December 31, 2019
In thousands of USD
	Carrying amount of hedged	Accumulated amount of fair value
	item	adjustments on the hedged item	Balance sheet line item
	Assets	Liabilities
Fair value hedges
Interest rate
- Fixed rate	87,781	(1,512)	Financial assets investments

December 31, 2018
In millions of COP
	Carrying amount of hedged	Accumulated amount of fair value
	item	adjustments on the hedged item	Balance sheet line item
	Assets	Assets
Fair value hedges
Interest rate
- Fixed rate	285,463	1,829	Financial assets investments

December 31, 2018
In thousands of USD
	Carrying amount of hedged	Accumulated amount of fair value
	item	adjustments on the hedged item	Balance sheet line item
	Assets	Assets
Fair value hedges
Interest rate
- Fixed rate	87,841	563	Financial assets investments

Schedule of the notional amount and fair value of the hedged item recognized

The following table sets forth the notional amount and fair value of the hedged item recognized in the statement of financial position as ‘Financial assets investments’, as of December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
In millions of COP
Notional amount	260,696	258,518
Fair value	287,670	285,463

	December 31, 2019	December 31, 2018
In thousands of USD
Notional amount	79,550	79,550
Fair value	87,781	87,841

Schedule of the effectiveness of the hedging relationships designated by the Group, as well as the impacts on profit or loss and other comprehensive income

The following table contains information regarding the effectiveness of the hedging relationships designated by the Group, as well as the impacts on profit or loss and other comprehensive income:

December 31, 2019
In millions of COP
	Gains / (loss) recognized in	Hedge Ineffectiveness recognized in	P&L line item that includes hedge
	OCI	P&L	ineffectiveness
Fair value hedges
Interest rate
- Fixed rate	-	663	Other operating income

December 31, 2018
In millions of COP
	Gains / (loss) recognized in	Hedge Ineffectiveness recognized in	P&L line item that includes hedge
	OCI	P&L	ineffectiveness
Fair value hedges
Interest rate
- Fixed rate	-	14,158	Other operating income

December 31, 2017
In millions of COP
	Gains / (loss) recognized in	Hedge Ineffectiveness recognized in	P&L line item that includes hedge
	OCI	P&L	ineffectiveness
Fair value hedges
Interest rate
- Fixed rate	-	(3,678)	Other operating income

Schedule of offsetting of derivatives

As of December 31, 2019

	Derivatives Assets	Derivatives Liabilities
In millions of COP
Over-the-counter
Foreign exchange contracts
Swaps	757,296	(652,610)
Forwards	715,365	(768,015)
Options	55,598	(58,500)
Interest rate contracts
Swaps	372,553	(377,341)
Equity contracts
Forwards	2,143	(4,346)
Gross derivative assets/liabilities	1,902,955	(1,860,812)
Offseting of derivates	-	-
Derivative financial instruments in statement of financial position	1,902,955	(1,860,812)
Master netting agreements	(1,803,407)	1,787,511
Cash collateral received/paid	(99,548)	73,301
Total derivative financial instruments assetss/ liabilities before collateral and Master netting agreements	-	-

As of December 31, 2018

	Derivatives Assets	Derivatives Liabilities
In millions of COP
Over-the-counter
Foreign exchange contracts
Swaps	1,199,236	(700,903)
Forwards	294,345	(299,015)
Options	96,218	(29,589)
Interest rate contracts
Swaps	252,928	(257,978)
Equity contracts
Forwards	981	(7,585)
Gross derivative assets/liabilities	1,843,708	(1,295,070)
Offseting of derivates	-	-
Derivative financial instruments in statement of financial position	1,843,708	(1,295,070)
Master netting agreements	(1,179,503)	1,295,070
Cash collateral received/paid	(471,340)	-
Total derivative financial instruments assetss/ liabilities before collateral and Master netting agreements	192,865	-